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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                              ------------
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Key Colony Management, LLC
Address:    Two Financial Centre, Suite 100
            10825 Financial Centre Parkway
            Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong
-----------------------------
Alex R. Lieblong               Little Rock, AR                May 8, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $120,678
                                            (thousands)

List of Other Included Managers:            None.

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                            FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                            ------------------------
                                                             VALUE             SH/PRN   INVESTMENT   OTHER
NAME                           TITLE OF CLASS     CUSIP     (X1000)   SHARES  PUT/CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- ------------ -------- -------  -------- ----------- --------- -------- ------- ------
BANK OF AMERICA CORPORATION          COM       060505 10 4    $7,656 800,000    SH        SOLE       N/A      800,000
CHICOS FAS INC                       COM       168615 10 2    $1,019  67,500    SH        SOLE       N/A       67,500
DIREXION SHS ETF TR            20YR TRES BEAR  25459Y 67 8    $2,923  36,000    SH        SOLE       N/A       36,000
EARTHLINK INC                        COM       270321 10 2      $439  55,000    SH        SOLE       N/A       55,000
ESSEX RENT CORP                      COM       297187 10 6       $42  11,000    SH        SOLE       N/A       11,000
FELCOR LODGING TR INC          PFD CV A $1.95  31430F 20 0       $51   2,000    SH        SOLE       N/A        2,000
FLY LEASING LTD                 SPONSORED ADR  34407D 10 9       $67   5,500    SH        SOLE       N/A        5,500
GLOBAL CASH ACCESS HLDGS INC         COM       378967 10 3    $1,147 147,100    SH        SOLE       N/A      147,100
HOME BANCSHARES INC                  COM       436893 20 0   $10,840 407,365    SH        SOLE       N/A      407,365
LAKES ENTMNT INC                     COM       51206P 10 9      $289 160,300    SH        SOLE       N/A      160,300
LEVEL 3 COMMUNICATIONS INC         COM NEW     52729N 30 8    $6,175 240,000    SH        SOLE       N/A      240,000
MELA SCIENCES INC                    COM       55277R 10 0    $3,521 785,850    SH        SOLE       N/A      785,850
NEWCASTLE INVT CORP                  COM       65105M 10 8    $3,604 573,960    SH        SOLE       N/A      573,960
PENNYMAC MTG INVT TR                 COM       70931T 10 3   $12,591 674,400    SH        SOLE       N/A      674,400
PROSHARES TR                  PSHS ULTSH 20YRS 74347R 29 7    $4,908 240,000    SH        SOLE       N/A      240,000
RADIAN GROUP INC                     COM       750236 10 1    $1,262 290,000    SH        SOLE       N/A      290,000
REPUBLIC SVCS INC                    COM       760759 10 0    $8,557 280,000    SH        SOLE       N/A      280,000
TWO HBRS INVT CORP                   COM       90187B 10 1      $588  58,000    SH        SOLE       N/A       58,000
UNITED CONTL HLDGS INC               COM       910047 10 9    $4,300 200,000    SH        SOLE       N/A      200,000
WALTER INVT MGMT CORP                COM       93317W 10 2   $20,656 916,000    SH        SOLE       N/A      916,000
WELLS FARGO & CO NEW                 COM       949746 10 1   $30,043 880,000    SH        SOLE       N/A      880,000